Estimated unrecognized deferred compensation (Details 2) SFr in Millions	12 Months Ended
Dec. 31, 2017 CHF (SFr)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 946
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 4 months 26 days
Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 194
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	119
Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	158
Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	472
Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	3
Bank
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 912
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining requisite service period (in years)	1 year 4 months 26 days
Bank | Other Cash Awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 178
Bank | Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	116
Bank | Performance shares | Performance share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	153
Bank | Stock compensation plan | Share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	462
Bank | Stock compensation plan | Contingent Capital share awards
Estimated unrecognized compensation expense
Total estimated unrecognized compensation expense	SFr 3